UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

April 30, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Technology - 28.7%
Communications Technology - 8.0%
Cisco Systems, Inc. (a)	2,850,900	$55,079,388
QUALCOMM, Inc.	1,619,100	68,520,312

		123,599,700

Computer Services Software & Systems - 6.8%
Google, Inc.-Class A (a)	236,520	93,654,824
Microsoft Corp.	546,800	11,078,168

		104,732,992

Computer Technology - 12.2%
Apple, Inc. (a)	669,945	84,299,179
Hewlett-Packard Co.	2,569,800	92,461,404
NetApp, Inc. (a)	542,195	9,922,169

		186,682,752

Electronics: Semi-Conductors/Components - 1.7%
Intel Corp.	1,641,700	25,906,026

		440,921,470

Health Care - 15.5%
Biotechnology Research & Production - 3.9%
Baxter International, Inc.	517,300	25,089,050
Celgene Corp. (a)	801,650	34,246,488

		59,335,538

Drugs & Pharmaceuticals - 8.5%
Abbott Laboratories	117,150	4,902,728
Gilead Sciences, Inc. (a)	1,674,725	76,702,405
Teva Pharmaceutical Industries Ltd. (Sponsored)(ADR)	1,128,800	49,543,032

		131,148,165

Health Care Services - 1.9%
Medco Health Solutions, Inc. (a)	662,735	28,862,109

Medical & Dental Instruments & Supplies - 0.5%
Becton Dickinson & Co.	118,700	7,178,976

Medical Services - 0.7%
Alcon, Inc.	120,750	11,110,207

		237,634,995

Consumer Discretionary - 15.3%
Cable Television Services - 2.0%
Liberty Media Corp. - Entertainment Series A (a)	716,400	17,444,340
Time Warner Cable, Inc.-Class A	398,000	12,827,540

		30,271,880

Entertainment - 1.5%
The Walt Disney Co.	1,076,100	23,566,590

Restaurants - 2.4%
McDonald’s Corp.	685,300	36,519,637

Retail - 8.9%
Amazon.Com, Inc. (a)	29,100	2,343,132
Costco Wholesale Corp.	752,400	36,566,640
Kohl’s Corp. (a)	893,350	40,513,422
Lowe’s Cos, Inc.	854,600	18,373,900
Target Corp.	479,200	19,771,792
Wal-Mart Stores, Inc.	373,100	18,804,240

		136,373,126

Shoes - 0.5%
Nike, Inc.-Class B	148,700	7,802,289

		234,533,522

Financial Services - 13.2%
Diversified Financial Services - 9.7%
Bank of New York Mellon Corp.	218,700	5,572,476
The Blackstone Group LP	1,031,900	10,102,301
The Goldman Sachs Group, Inc.	504,300	64,802,550
JP Morgan Chase & Co.	2,078,700	68,597,100

		149,074,427

Financial Data Processing Services & Systems - 1.0%
Visa, Inc.-Class A	242,200	15,733,312

Investment Management Companies - 1.0%
Franklin Resources, Inc.	241,293	14,593,401

Securities Brokerage & Services - 1.5%
The Charles Schwab Corp.	552,600	10,212,048
CME Group, Inc.-Class A	56,790	12,570,466

		22,782,514

		202,183,654

Other Energy - 9.4%
Machinery: Oil Well Equip & Services - 5.4%
Cameron International Corp. (a)	631,650	16,157,607
National Oilwell Varco, Inc. (a)	203,800	6,171,064
Schlumberger Ltd.	1,233,490	60,428,675

		82,757,346

Oil: Crude Producers - 4.0%
Apache Corp.	334,800	24,393,528
EOG Resources, Inc.	449,175	28,513,629
XTO Energy, Inc.	262,600	9,101,716

		62,008,873

		144,766,219

Materials & Processing - 5.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	239,650	15,792,935

Copper - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	266,600	11,370,490

Engineering & Contracting Services - 0.7%
Jacobs Engineering Group, Inc. (a)	271,500	10,327,860

Fertilizers - 3.0%
Monsanto Co.	543,930	46,174,218

Steel - 0.4%
Nucor Corp.	141,500	5,757,635

		89,423,138

Consumer Staples - 5.2%
Beverage: Brewers (Wineries) - 0.1%
Molson Coors Brewing Co.-Class B	53,700	2,054,025

Beverage: Soft Drinks - 3.3%
The Coca-Cola Co.	292,600	12,596,430
PepsiCo, Inc.	764,250	38,029,080

		50,625,510

Foods - 0.4%
General Mills, Inc.	127,200	6,447,768

Soaps & Household Chemicals - 0.9%
Colgate-Palmolive Co.	126,250	7,448,750
Procter & Gamble Co.	113,400	5,606,496

		13,055,246

Tobacco - 0.5%
Philip Morris International, Inc.	208,700	7,554,940

		79,737,489

Producer Durables - 3.8%
Aerospace - 0.3%
Lockheed Martin Corp.	51,900	4,075,707

Diversified Production - 1.2%
Danaher Corp.	238,300	13,926,252
Honeywell International, Inc.	146,490	4,571,953

		18,498,205

Electrical Equipment & Components - 2.3%
Emerson Electric Co.	1,050,290	35,751,872

		58,325,784

Autos and Transportation - 2.0%
Air Transport - 0.1%
FedEx Corp.	41,700	2,333,532

Auto Trucks & Parts - 0.2%
PACCAR, Inc.	85,900	3,044,296

Automobiles - 0.7%
Toyota Motor Corp.(Sponsored)(ADR)	130,700	10,346,212

Railroads - 1.0%
Union Pacific Corp.	317,600	15,606,864

		31,330,904

Total Common Stocks (cost $1,498,187,652)		1,518,857,175

SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $13,947,635)	13,947,635	13,947,635

Total Investments - 99.8% (cost $1,512,135,287) (c)		1,532,804,810
Other assets less liabilities - 0.2%		2,488,639

Net Assets - 100.0%		$1,535,293,449

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund.

(c)	As of April 30, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $122,137,704 and gross unrealized depreciation of investments was $(101,468,181), resulting in net appreciation of $20,669,523.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	- American Depositary Receipt
LP	- Limited Partnership

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$1,532,804,810			$–0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$1,532,804,810		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2009